Contents of Significant Accounts - Summary of Assumptions Used for Compensation Cost for Cash-settled Share-based Payment Measured at Fair Value on Grant Date by using Black-Scholes Option Pricing Model (Detail) - Granted in June 2021 [Member] - Stock Appreciation Right Plan For Employees [Member]
12 Months Ended
Dec. 31, 2024 yr $ / shares
Contents Of Significant Accounts [Line Items]
Share price of measurement date (NT$/ per share) | $ / shares	$ 43.05
Expected volatility	25.80%
Expected life | yr	0.44
Expected dividend yield	6.46%
Risk-free interest rate	1.38%